SUNSTONE FINANCIAL GROUP, INC.
                        207 E. Buffalo Street, Suite 400
                          Milwaukee, Wisconsin  53202
                                 (414) 271-5885
                              Fax:  (414) 271-5910

February 21, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Re:  Northern Funds - Registration Nos. 33-73404; 811-8236

Dear Sir or Madam:

On behalf of the Northern Funds (the "Funds") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file a Supplement dated February 1, 1997 to the Prospectuses of the Funds dated February 1, 1997.

Please telephone the undersigned at (414) 271-5885 should you have any questions.

Sincerely,

/s/Anne E. Cerny
Anne E. Cerny
Marketing and Advertising Coordinator

cc:  Meghan Mahon (paper copy)



                       Supplement dated February 1, 1997
                      to Prospectus dated February 1, 1997

THIS BROCHURE INCLUDES A PROSPECTUS WHICH DESCRIBES IN DETAIL THE FUNDS' OBJECTIVES, INVESTMENT POLICIES, RISKS, SALES CHARGES, FEES AND OTHER MATTERS OF INTEREST. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.





                         SUNSTONE FINANCIAL GROUP, INC.
                        207 E. Buffalo Street, Suite 400
                          Milwaukee, Wisconsin  53202
                                 (414) 271-5885
                              Fax:  (414) 271-5910

February 21, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Re:  Northern Funds - Registration Nos. 33-73404; 811-8236

Dear Sir or Madam:

On behalf of the Northern Funds (the "Funds") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file a Supplement dated February 1, 1997 to the Prospectuses of the Funds dated February 1, 1997.

Please telephone the undersigned at (414) 271-5885 should you have any questions.

Sincerely,

/s/Anne E. Cerny
Anne E. Cerny
Marketing and Advertising Coordinator

cc:  Meghan Mahon (paper copy)




                       Supplement dated February 1, 1997
                      to Prospectus dated February 1, 1997

NORTHERN FUNDS' BOARD OF TRUSTEES MAY CHANGE THE INVESTMENT OBJECTIVE OF ANY FUND WITHOUT SHAREHOLDER APPROVAL. BEFORE MAKING ANY CHANGE IN A FUND'S INVESTMENT OBJECTIVE, HOWEVER, SOUTH DAKOTA SHAREHOLDERS OF THE FUND WOULD BE ADVISED AT LEAST 30 DAYS IN ADVANCE OF ANY SUCH CHANGE.